Employee benefits - Share-based payment - Additional information (Details) - Orange Vision 2020 free share award plan [member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expense	€ 14
Plan expense recognized through equity	11
Plan expense recognized through labor expense	€ 3